Transactions and balances with related parties	12 Months Ended
Dec. 31, 2021
Transactions and balances with related parties [Abstract]
Transactions and balances with related parties

Note 23 – Transactions and balances with related parties

A.	Balances with related parties

	December 31,
	2020	2021
	Thousands USD	Thousands USD
Other payables	207	330

B.	Shareholders and other related parties benefits

	Year ended on December 31,
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	1,047	18,252	13,629	(*)
Number of related parties	4	5	7
Compensation for directors not employed by the Group	218	2,204	3,951
Number of directors	6	6	8

(*)	Includes share-based payment expenses of $10,925,000.

C.	On November 12, 2019, the board of directors of the Company approved an arms-length transaction in which Mr. Ofir Baharav, the former chairman of the board of directors of the Company, has a personal interest, for an administrative services agreement between Nano Dimension USA Inc. and Breezer Holdings LLC, whereby the Company will lease space and will use logistics services for the Company’s office in Boca Raton, Florida, starting on February 1, 2020. In September 2020, the Company ceased this transaction.

D.	On December 5, 2019, the Company announced the appointment of Yoav Stern as CEO, effective January 2, 2020. See note 19 regarding options granted to the CEO.

E.	On July 7, 2020, following approval of the general meeting of the Company’s shareholders, the Company granted options to purchase 1,000,000 ADSs to officer and additional 440,000 ADSs and directors of the Company at an exercise price of $0.70 per ADS.

F.	On July 7, 2020, the Company issued warrants to the Company’s CEO, Mr. Yoav Stern. See note 19.B. In February 2021, Mr. Stern exercised 30% of the series A warrants. In May 2021, Mr. Stern invested $50,000 and received 27,742,103 Series B Warrants. The exercise price of the Series B Warrants is $6.16 per ADS.

G.	In August 2020, the Company issued warrants to the Company’s director, Mr. Yaron Eitan, see Note 19.B.

H.

On April 22, 2021, the Company acquired 100% of the shares and voting interests in DeepCube. The founders of DeepCube are Mr. Eli David and Mr. Yaron Eitan (through his holding in Anaknu LLC (“Anaknu”), of which he is one of the shareholders). Mr. Eli David and Mr. Yaron Eitan are directors of the Company. Mr. Eli David also continued to work at DeepCube after the acquisition, in the role of Chief Technology Officer.

For further details on the transaction, see Note 9.B.

For the sale of their holdings in the company, the founders received the following consideration (Mr. Eli David and Anaknu in aggregate):

1)	Cash payments - $19.42 million.

2)

Payment in equity instruments to Anaknu 1,339 thousand Ordinary Shares in the fair value of $11,682 thousand. Those shares are entitled to a share price protection mechanism for a period of 12 months, whose fair value at the transaction date was $9,551 thousand, and as of December 31, 2021, was $5,768 thousand.

3)

Post-acquisition compensation cost 892 thousand Ordinary Shares, with a share price protection mechanism for a period of 12 to 36 months, subject to conditions related to the continued employment of Mr. Eli David. These shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at the transaction date at $7,756 thousand.

For the year ended December 31, 2021, $3,286 thousand of the share-based compensation was recognized as share based payment expenses.

I.	In November 2021, the Company acquired 100% of the shares and voting interests of Essemtec. In addition, the Group acquired, through Nano Dimension Swiss, from a third party, the property from which Essemtec facilities are operated. Hence, as of the end of November 2021, Essemtec rents its offices from Nano Dimension Swiss under terms similar to those that Essemtec rented the facilities from the third party that owned the facilities before this acquisition.

J.	On May 25, 2021, following approval of the general meeting of the Company’s shareholders, the Company granted options to purchase 131,000 ADSs to directors of the Company at an exercise price ranging from $7.69 to $9.33 per ADS.

K.	In May 2021, the Company granted options to purchase 3,000,000 ADSs to officers of the Company at an exercise price of $6 per ADS. In addition, the Company granted options to purchase 1,000,000 ADSs to an officer of the Company, subject to certain change-of-control events, which have not occurred during the reporting period.